Lease (Tables)	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Schedule of supplemental information related to operating leases

	2020
	$

Operating lease cost	991	*
Weighted Average Remaining Lease Term - Operating leases	7.51 years
Weighted Average Discount Rate - Operating leases	7.63%

*	Included unconditional government subsidy and sublease income with total amount $289 for factory space and dormitories located in Shenzhen.

Schedule of minimum future annual payments under non-cancellable leases
Operating leases
$
Year ending March 31,
2021	888
2022	933
2023	908
2024	-
2025	-
Thereafter	3,275
Total undiscounted cash flows	6,004
Less: imputed interest	(3,188)
Present value of lease liabilities	2,816